16) Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Taxes [Abstract]
Income tax and social contribution payable	R$ (4,632,251)	R$ (7,097,696)	R$ (7,623,800)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	5,863,870	13,686,499	3,254,601
Use of opening balances of:
Social contribution loss	(63,150)	(107,984)	(313,223)
Income tax loss	(79,842)	(186,773)	(343,791)
Addition on:
Social contribution loss	4,813,120	1,174,988	870,717
Income tax loss	6,056,919	323,095	1,461,920
Total deferred tax expense	16,590,917	14,889,825	4,930,224
Income taxes	R$ 11,958,666	R$ 7,792,129	R$ (2,693,576)